CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 14	$ 0
Cost of sales (exclusive of items shown separately below)		(56)	0
Selling and marketing expenses		(69)	0
Amortization of intangible assets		(456)	(173)
Research and development expenses		(806)	(278)
General and administrative expenses		(1,163)	(1,913)
Operating loss		(2,536)	(2,364)
Financial income (expenses), net		(400)	52
Loss before tax expenses		(2,936)	(2,312)
Tax expenses		(6)	(4)
Comprehensive loss		(2,942)	(2,316)
Comprehensive loss attributable to non-controlling interests		(145)	0
Comprehensive loss attributable to shareholders of the Company		$ (2,797)	$ (2,316)
Basic and diluted net loss per share basic		$ (2.25)	$ (5.63)
Basic and diluted net loss per share diluted		$ (2.25)	$ (5.63)
Weighted average number of Ordinary Shares used in computing basic net loss per share	[1]	1,244,482	411,192
Weighted average number of Ordinary Shares used in computing diluted net loss per share		1,244,482	411,192

[1]	All share amounts in these unaudited condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share split (Note 1c)